Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holidays (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 471,798	¥ 168,677	¥ 202,923
Net profit per share effect - Basic	¥ 0.33	¥ 0.11	¥ 0.13
Net profit per share effect - Diluted	¥ 0.32	¥ 0.11	¥ 0.13